Financial Income and Costs - Summary of Details of Financial Expense (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Finance Income [line items]
Interest expenses	₩ 356,345	₩ 293,854	₩ 263,389
Loss on foreign currency transactions	34,281	81,171	13,105
Loss on foreign currency translation	95,730	200,109	213,689
Loss on derivative transactions	417	24,331	6,287
Loss on valuation of derivatives	6,598	21,601	15,947
Loss on valuation of financial instruments	55,049	65,660	25,994
Others	2,282	485	2,207
Total	568,682	749,908	563,330
Loans and receivables [member]
Disclosure Of Finance Income [line items]
Loss on disposal of trade receivables	₩ 17,980	₩ 62,697	₩ 22,712